Non-current assets held for sale - Breakdown (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Non-current assets held for sale.
Non-current assets held for sale	$ 1,277	$ 1,295	$ 1,107
Gains/(losses) on disposal of non-current assets held for sale not classified as discontinued operations (net)	$ 38	$ 69	$ 71